Description of The Plan - Summary of Six Year Graded Vesting Schedule (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Less than 2 Years
EBP, Description of Plan [Line Items]
Vesting Percentage	0.00%
2 Years but less than 3 Years
EBP, Description of Plan [Line Items]
Vesting Percentage	20.00%
3 Years but less than 4 Years
EBP, Description of Plan [Line Items]
Vesting Percentage	40.00%
4 Years but less than 5 Years
EBP, Description of Plan [Line Items]
Vesting Percentage	60.00%
5 Years but less than 6 Years
EBP, Description of Plan [Line Items]
Vesting Percentage	80.00%
6 or More Years
EBP, Description of Plan [Line Items]
Vesting Percentage	100.00%